SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION
29.	SEGMENT INFORMATION
29.1	Criteria for identifying operating segments

The Board of Directors and Board of Statutory Executive Officers evaluate the performance of the Company’s business segments through EBITDA.

The operating segments defined by the Company’s management are set forth below:

i)	Pulp: comprised of the production and sale of hardwood eucalyptus pulp and fluff pulp, mainly to supply the foreign market.
ii)	Paper: comprises the production and sale of paper to meet the demands of both the domestic and foreign markets. Consumer goods (tissue) sales are classified under this segment due to their immateriality.

Information related to total assets by reportable segment is not disclosed, as it is not included in the set of information made available to the Company’s management, which makes investment decisions and determines the allocation of resources on a consolidated basis.

In addition, with respect to geographical information related to non-current assets, the Company does not disclose such information, as all property, plant and equipment, biological and intangible assets are in Brazil.

29.2	Information of operating segments

	December 31,
	2022

	Pulp	Paper	Total
Net sales	41,384,322	8,446,624	49,830,946
Domestic market (Brazil)	2,665,746	5,858,892	8,524,638
Foreign markets	38,718,576	2,587,732	41,306,308
Asia	18,294,046	4,059	18,298,105
Europe	12,768,321	325,503	13,093,824
North America	7,055,625	608,734	7,664,359
South and Central America	592,360	1,641,277	2,233,637
Africa	8,224	8,159	16,383
EBITDA	26,098,309	3,532,362	29,630,671
Depreciation, depletion and amortization			(7,407,890)
Operating profit before net financial income (“EBIT”) (1)			22,222,781
EBITDA margin (%)	63.06%	41.82%	59.46%

1)	(“Earnings before interest and tax”).

	December 31,
	2021

	Pulp	Paper	Total
Net sales	34,715,208	6,250,223	40,965,431
Domestic market (Brazil)	2,338,810	4,380,585	6,719,395
Foreign markets	32,376,398	1,869,638	34,246,036
Asia	15,952,786	43,961	15,996,747
Europe	10,477,292	318,666	10,795,958
North America	5,694,273	424,909	6,119,182
South and Central America	233,061	1,026,247	1,259,308
Africa	18,986	55,855	74,841
EBITDA	22,735,409	2,486,445	25,221,854
Depreciation, depletion and amortization			(7,041,663)
Operating profit before net financial income (“EBIT”) (1)			18,180,191
EBITDA margin (%)	65.49%	39.78%	61.57

1)	(“Earnings before interest and tax”).

	December 31,
	2020

	Pulp	Paper	Total
Net sales	25,578,265	4,882,012	30,460,277
Domestic market (Brazil)	1,609,449	3,358,186	4,967,635
Foreign markets	23,968,816	1,523,826	25,492,642
Asia	12,921,081	196,266	13,117,347
Europe	6,409,879	262,924	6,672,803
North America	4,340,956	263,328	4,604,284
South and Central America	184,590	723,603	908,193
Africa	112,310	77,705	190,015
EBITDA	13,646,228	1,569,946	15,216,174
Depreciation, depletion and amortization			(6,772,780)
Operating profit before net financial income (“EBIT”) (1)			8,443,394
EBITDA margin (%)	53.35%	32.16%	49.95%

1)	(“Earnings before interest and tax”).

29.3	Net sales by product

The following table set out the breakdown of net sales by product:

	December 31,	December 31,	December 31,
Products	2022	2021	2020
Market pulp(1)	41,384,322	34,715,208	25,578,265
Printing and writing paper(2)	6,912,984	5,107,960	3,891,002
Paperboard	1,421,338	1,091,588	935,047
Other	112,302	50,675	55,963
	49,830,946	40,965,431	30,460,277

1)	Net sales of fluff pulp represent approximately 0.8% of total net sales, and therefore were included in market pulp net sales. (0.7% as at December 31, 2021).
2)	Net sales of tissue represent approximately 2.3% of total net sales, and therefore were included in printing and writing paper net sales. (2.2% as at December 31, 2021).

With regard to the foreign market revenues of the pulp operating segment, China and the USA are the main countries in terms of net revenue, 42.12% and 14.08%, respectively, for the year ended December 31, 2022 (China and the USA represented 44.41% and 14.67%, respectively, on December 31, 2021).

With regard to the foreign market revenues of the paper operating segment, the USA, Peru and Argentina are the main countries in relation to net revenue, representing 23.49%, 9.04% and 19.81%, respectively, for the year ended December 31, 2021 (USA, Peru and Argentina represented 24.30%, 10.03% and 13.03% respectively, on December 31, 2021).

There is no other individual foreign country that represents more than 10% of net revenue in the foreign market for the years ended December 31, 2022 and December 31, 2021.

29.4	Goodwill based on expected future profitability

The goodwill based on expected future profitability arising from the business combination was allocated to the disclosable segments, which correspond to the Company’s cash-generating units (“CGUs”), considering the economic benefits generated by such intangible assets. The allocation of intangibles is set out below:

	December 31,	December 31,
	2022	2021
Pulp	7,897,051	7,897,051
Paper	119,332	119,332
	8,016,383	8,016,383